Deferred income tax	12 Months Ended
Dec. 31, 2025
Deferred income tax
Deferred income tax

Note 16     Deferred income tax

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2025	2024
Deferred income tax as of January 1	(85,482)	(48,143)
Currency translation differences	173	(519)
Income tax relating to cash flow hedges recognized in OCI	(6,842)	932
Income statement benefit (charge)	33,909	(37,752)
Deferred income tax as of December 31	(58,242)	(85,482)

The breakdown and movement of deferred income tax assets and liabilities as of December 31, 2025, and 2024, are as follows:

	At the		Currency
	beginning	Charged to	translation	At the end
Amounts in US$ ‘000	of year	net profit	differences	of year
Deferred income tax assets
Difference in depreciation rates and other	(1,728)	9,861	72	8,205
Tax losses	3,060	9,213	101	12,374
Total 2025	1,332	19,074	173	20,579
Total 2024	15,920	(14,069)	(519)	1,332

			Income tax
	At the beginning	Charged to	relating to	At the end
Amounts in US$ ‘000	of year	net profit	cash flow hedges	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(86,814)	14,835	(6,842)	(78,821)
Total 2025	(86,814)	14,835	(6,842)	(78,821)
Total 2024	(64,063)	(23,683)	932	(86,814)